As filed with the Securities and Exchange Commission on April 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments.

STEPHENS MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at February 28, 2011 (UNAUDITED)

Shares		Value
	COMMON STOCKS: 97.8%
	Aerospace & Defense: 2.1%
9,700	BE Aerospace, Inc.*	$327,084
2,495	Precision Castparts Corp.	353,666
		680,750
	Air Freight & Logistics: 0.3%
2,150	Expeditors International of Washington, Inc.	102,770

	Auto Components: 1.0%
13,500	LKQ Corp.*	320,760

	Beverages: 2.0%
4,187	Brown-Forman Corp. - Class B	289,531
6,400	Hansen Natural Corp.*	368,320
		657,851
	Biotechnology: 2.4%
1,400	Alexion Pharmaceuticals, Inc.*	134,792
2,980	Cephalon, Inc.*	167,804
16,350	QIAGEN NV*	337,300
1,800	United Therapeutics Corp.*	121,374
		761,270
	Capital Markets: 2.3%
4,380	Affiliated Managers Group, Inc.*	467,565
5,800	Lazard Ltd.	255,200
		722,765
	Chemicals: 0.5%
2,600	Airgas, Inc.	162,708

	Commercial Banks: 1.5%
4,050	Cullen/Frost Bankers, Inc.	237,168
10,900	East West Bancorp, Inc.	253,098
		490,266
	Commercial Services & Supplies: 2.9%
4,600	Portfolio Recovery Associates, Inc.*	383,410
6,150	Stericycle, Inc.*	531,483
		914,893
	Communications Equipment: 1.8%
4,950	F5 Networks, Inc.*	584,150

	Computers & Peripherals: 0.9%
5,450	NetApp, Inc.*	281,547

	Consumer Services: 0.9%
5,800	Green Dot Corp. - Class A*	302,818

	Diversified Financial Services: 1.0%
2,600	IntercontinentalExchange, Inc.*	333,320

	Electrical Equipment: 1.2%
600	First Solar, Inc.*	88,434

3,450	Roper Industries, Inc.	290,249
		378,683
	Electronic Equipment & Instruments: 3.2%
5,200	Dolby Laboratories, Inc.*	262,964
3,900	Itron, Inc.*	221,169
11,005	National Instruments Corp.	342,586
4,260	Trimble Navigation Ltd.*	209,379
		1,036,098
	Energy Equipment & Services: 5.4%
5,200	Core Laboratories NV	537,420
2,000	Dril-Quip, Inc.*	153,400
4,240	FMC Technologies, Inc.*	398,772
4,260	National-Oilwell Varco, Inc.	338,968
3,450	Oceaneering International, Inc.*	288,524
		1,717,084
	Food & Staples Retailing: 1.3%
6,850	Whole Foods Market, Inc.	401,136

	Health Care Equipment & Supplies: 7.0%
6,385	Gen-Probe, Inc.*	401,489
17,098	Hologic, Inc.*	345,037
4,050	IDEXX Laboratories, Inc.*	314,685
7,350	Illumina, Inc.*	510,090
13,000	ResMed, Inc.*	410,800
3,550	Varian Medical Systems, Inc.*	245,944
		2,228,045
	Health Care Providers & Services: 3.2%
4,745	Cerner Corp.*	476,636
4,045	Henry Schein, Inc.*	279,024
11,380	VCA Antech, Inc.*	284,955
		1,040,615
	Health Care Technology: 2.0%
14,300	Allscripts Healthcare Solutions, Inc.*	305,305
6,750	SXC Health Solutions Corp.*	333,112
		638,417
	Hotels, Restaurants & Leisure: 2.4%
1,400	Chipotle Mexican Grill, Inc.*	343,000
3,550	Panera Bread Co. - Class A*	414,463
		757,463
	Household Durables: 1.0%
6,750	Tempur-Pedic International, Inc.*	316,845

	Insurance: 1.0%
10,080	HCC Insurance Holdings, Inc.	313,891

	Internet & Catalog Retail: 2.6%
2,600	Netflix, Inc.*	537,342
5,550	VistaPrint Ltd.*	284,216
		821,558

	Internet Software & Services: 2.4%
8,400	Akamai Technologies, Inc.*	315,252
3,200	Mercadolibre, Inc.*	210,496
6,500	VeriSign, Inc.	229,385
		755,133
	IT Services: 5.8%
5,200	Alliance Data Systems Corp.*	409,448
6,610	Cognizant Technology Solutions Corp. - Class A*	508,111
7,005	Global Payments, Inc.	336,170
16,845	Iron Mountain, Inc.	437,970
3,550	Teradata Corp.*	169,761
		1,861,460
	Life Sciences Tools & Services: 2.0%
5,930	Covance, Inc.*	334,630
5,450	Life Technologies Corp.*	290,866
		625,496
	Machinery: 1.4%
4,950	AGCO Corp.*	271,161
1,800	Valmont Industries, Inc.	183,744
		454,905
	Media: 0.9%
7,700	Discovery Communications, Inc.*	293,139

	Medical Devices: 1.0%
955	Intuitive Surgical, Inc.*	313,192

	Multiline Retail: 0.6%
3,650	Family Dollar Stores, Inc.	182,792

	Oil, Gas & Consumable Fuels: 4.7%
6,980	Newfield Exploration Co.*	508,074
13,400	Petrohawk Energy Corp.*	289,440
4,950	Range Resources Corp.	268,785
5,460	Southwestern Energy Co.*	215,561
3,100	Whiting Petroleum Corp.*	202,554
		1,484,414
	Pharmaceuticals: 0.7%
2,705	Shire PLC - ADR	229,952

	Professional Services: 1.7%
4,250	IHS, Inc.*	355,725
5,350	Verisk Analytics, Inc. - Class A*	173,073
		528,798
	Road & Rail: 0.8%
6,150	J.B. Hunt Transport Services, Inc.	255,901

	Semiconductors & Semiconductor Equipment: 8.5%
23,665	ARM Holdings PLC - ADR	716,339
10,111	ASML Holding NV - ADR	440,840
25,950	Atmel Corp.*	380,946
4,150	Cree, Inc.*	218,580
13,840	Intersil Corp. - Class A	177,014
11,380	Microchip Technology, Inc.	420,036
7,825	Varian Semiconductor Equipment Associates, Inc.*	373,331
		2,727,086

		Software: 8.3%
34,470		Activision Blizzard, Inc.	383,306
4,750		Ansys, Inc.*	267,520
4,050		FactSet Research Systems, Inc.	424,764
3,900		Fortinet, Inc.*	159,276
5,100		MICROS Systems, Inc.*	242,964
13,950		Nuance Communications, Inc.*	260,307
10,440		Red Hat, Inc.*	430,963
3,555		Salesforce.com, Inc.*	470,220
			2,639,320
		Specialty Retail: 7.2%
12,450		CarMax, Inc.*	440,357
7,200		Guess ?, Inc.	326,088
4,950		O'Reilly Automotive, Inc.*	275,121
5,700		Ross Stores, Inc.	410,628
5,550		The TJX Companies, Inc.	276,778
4,050		Tractor Supply Co.	210,883
8,900		Urban Outfitters, Inc.*	341,582
			2,281,437
		Trading Companies & Distributors: 1.9%
3,930		Fastenal Co.	244,171
5,580		MSC Industrial Direct Co., Inc. - Class A	352,600
			596,771
		TOTAL COMMON STOCKS
		(Cost $24,647,435)	31,195,499

		SHORT-TERM INVESTMENT: 1.7%
		Money Market Fund: 1.7%
528,915		Invesco Liquid Assets Portfolio - Institutional Class, 0.17%1	528,915
		TOTAL SHORT-TERM INVESTMENT
		(Cost $528,915)	528,915
		TOTAL INVESTMENTS IN SECURITIES: 99.5%
		(Cost $25,176,350)	31,724,414
		Other Assets in Excess of Liabilities: 0.5%	160,501
		TOTAL NET ASSETS: 100.0%	$31,884,915

*		Non-income producing security.
ADR		American Depository Receipt
	1	7-day yield as of February 28, 2011.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows+:

Cost of investments			$25,211,074
Gross unrealized appreciation			7,054,419
Gross unrealized depreciation			(541,079)
Net unrealized appreciation			$6,513,340

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Stephens Mid Cap Growth Fund
Summary of Fair Value Exposure at February 28, 2011 (Unaudited)

The Stephens Mid Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$31,195,499	$-	$-	$31,195,499
Short-Term Investment	528,915	-	-	528,915
Total Investments in Securities	$31,724,414	$-	$-	$31,724,414

^ See Schedule of Investments for industry breakout.

STEPHENS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at February 28, 2011 (UNAUDITED)

Shares		Value
	COMMON STOCKS: 96.6%
	Auto Components: 1.1%
47,000	LKQ Corp.*	$1,116,720

	Biotechnology: 2.1%
15,600	BioMarin Pharmaceutical, Inc.*	381,576
34,900	Cepheid, Inc.*	925,199
13,900	Cubist Pharmaceuticals, Inc.*	304,827
28,300	Myriad Genetics, Inc.*	524,116
		2,135,718
	Capital Markets: 0.9%
13,300	Stifel Financial Corp.*	954,142

	Chemicals: 0.7%
12,000	Polypore International, Inc.*	701,280

	Commercial Banks: 1.8%
38,300	East West Bancorp, Inc.	889,326
16,700	SVB Financial Group*	904,806
		1,794,132
	Commercial Services & Supplies: 6.0%
24,132	Advisory Board Co.*	1,234,593
6,000	Clean Harbors, Inc.*	551,280
19,035	CoStar Group, Inc.*	1,078,714
69,200	Darling International, Inc.*	961,188
20,100	Portfolio Recovery Associates, Inc.*	1,675,335
22,700	Tetra Tech, Inc.*	533,450
		6,034,560
	Communications Equipment: 3.7%
44,800	Aruba Networks, Inc.*	1,364,160
16,700	DG FastChannel, Inc.*	552,937
15,300	Finisar Corp.*	627,606
27,900	Riverbed Technology, Inc.*	1,151,991
		3,696,694
	Computers & Peripherals: 2.2%
23,800	QLogic Corp.*	429,828
37,100	STEC, Inc.*	757,953
22,200	Stratasys, Inc.*	1,007,436
		2,195,217
	Consumer Finance: 2.0%
39,832	EZCORP, Inc.*	1,142,382
27,000	First Cash Financial Services, Inc.*	883,980
		2,026,362
	Consumer Services: 0.9%
16,500	Green Dot Corp. - Class A*	861,465

	Diversified Financial Services: 1.7%
63,200	Encore Capital Group, Inc.*	1,720,936

	Electric Services: 0.2%
7,900	Ormat Technologies, Inc.	197,895

	Electrical Equipment: 0.5%
18,400	American Superconductor Corp.*	487,968

	Electronic Equipment & Instruments: 2.3%
8,800	Itron, Inc.*	499,048
22,568	National Instruments Corp.	702,526
19,300	OSI Systems, Inc.*	726,066
44,000	Power-One, Inc.*	362,120
		2,289,760
	Energy Equipment & Services: 7.8%
6,200	CARBO Ceramics, Inc.	768,614
16,900	Core Laboratories NV	1,746,615
12,200	Dril-Quip, Inc.*	935,740
45,100	Helix Energy Solutions Group, Inc.*	694,540
71,608	Key Energy Services, Inc.*	1,109,924
6,330	Oceaneering International, Inc.*	529,378
12,200	Oil States International, Inc.*	888,038
99,800	Pioneer Drilling Co.*	1,129,736
		7,802,585
	Food & Staples Retailing: 1.2%
29,240	United Natural Foods, Inc.*	1,241,238

	Food Products: 1.8%
9,900	Balchem Corp.	356,400
14,700	Diamond Foods, Inc.	748,965
13,900	TreeHouse Foods, Inc.*	725,163
		1,830,528
	Health Care Equipment & Supplies: 4.9%
36,600	Conceptus, Inc.*	514,596
16,760	Gen-Probe, Inc.*	1,053,869
22,200	Neogen Corp.*	830,058
39,980	NuVasive, Inc.*	1,068,665
19,800	Thoratec Corp.*	552,024
35,400	Volcano Corp.*	928,896
		4,948,108
	Health Care Providers & Services: 5.0%
19,300	Bio-Reference Laboratories, Inc.*	403,756
16,400	HMS Holdings Corp.*	1,239,184
26,900	ICON PLC - ADR*	535,041
28,300	IPC The Hospitalist Company, Inc.*	1,154,640
36,800	PSS World Medical, Inc.*	957,536
28,155	VCA Antech, Inc.*	705,001
		4,995,158
	Health Care Technology: 4.0%
27,902	athenahealth, Inc.*	1,265,077
48,700	MedAssets, Inc.*	690,079
49,021	Medidata Solutions, Inc.*	1,270,134
15,300	SXC Health Solutions Corp.*	755,055
3,980,345

	Hotels, Restaurants & Leisure: 2.7%
14,196	BJ's Restaurants, Inc.*	510,346
20,300	Buffalo Wild Wings, Inc.*	1,075,697
9,800	Panera Bread Co. - Class A*	1,144,150
		2,730,193
	Household Durables: 1.0%
21,000	Tempur-Pedic International, Inc.*	985,740

	Insurance: 0.5%
8,200	ProAssurance Corp.*	519,306

	Internet & Catalog Retail: 3.0%
15,000	Blue Nile, Inc.*	857,700
18,400	Shutterfly, Inc.*	785,680
26,826	VistaPrint Ltd.*	1,373,759
		3,017,139
	Internet Software & Services: 4.5%
30,218	comScore, Inc.*	831,901
19,000	GSI Commerce, Inc.*	395,010
102,600	Limelight Networks, Inc.*	713,070
14,200	Mercadolibre, Inc.*	934,076
48,270	Vocus, Inc.*	1,172,961
118,700	Zix Corp.*	438,003
		4,485,021
	IT Services: 0.4%
37,800	Echo Global Logistics, Inc.*	446,796

	Life Sciences Tools & Services: 1.9%
92,900	eResearchTechnology, Inc.*	589,915
34,100	Parexel International Corp.*	800,327
6,800	Techne Corp.	487,492
		1,877,734
	Machinery: 1.7%
7,200	Lindsay Corp.	508,392
28,300	Titan International, Inc.	679,766
5,400	Valmont Industries, Inc.	551,232
		1,739,390
	Media: 3.2%
51,900	Ballantyne Strong, Inc.*	376,794
35,412	IMAX Corp.*	938,772
145,800	Lions Gate Entertainment Corp.*	892,296
53,000	National CineMedia, Inc.	1,001,170
		3,209,032
	Metals & Mining: 0.2%
4,300	Molycorp, Inc.*	206,357

	Oil, Gas & Consumable Fuels: 2.8%
30,600	Carrizo Oil & Gas, Inc.*	1,138,932
8,800	Rosetta Resources, Inc.*	399,168
33,100	Tesco Corp.*	608,709
9,600	Whiting Petroleum Corp.*	627,264
2,774,073

	Pharmaceuticals: 0.6%
67,300	Akorn, Inc.*	376,207
7,900	Salix Pharmaceuticals Ltd.*	263,386
		639,593
	Professional Services: 2.2%
25,200	Acacia Research Corp.*	738,864
30,400	Administaff, Inc.	909,872
12,800	Corporate Executive Board Co.	512,896
		2,161,632
	Road & Rail: 0.8%
40,600	Knight Transportation, Inc.	755,566

	Semiconductors & Semiconductor Equipment: 8.3%
19,448	CEVA, Inc.*	443,414
17,000	Cymer, Inc.*	860,200
43,700	Entropic Communications, Inc.*	404,662
84,200	GT Solar International, Inc.*	900,098
14,200	Hittite Microwave Corp.*	871,596
28,600	Intersil Corp.	365,794
23,200	Mellanox Technologies Ltd.*	610,160
41,630	Microsemi Corp.*	917,109
45,387	MIPS Technologies, Inc.*	552,360
15,900	NetLogic Microsystems, Inc.*	658,101
15,000	Power Integrations, Inc.	597,600
22,970	Varian Semiconductor Equipment Associates, Inc.*	1,095,899
		8,276,993
	Software: 6.7%
23,000	Ansys, Inc.*	1,295,360
10,500	Concur Technologies, Inc.*	546,315
8,200	FactSet Research Systems, Inc.	860,016
14,500	Fortinet, Inc.*	592,180
18,400	MICROS Systems, Inc.*	876,576
24,700	Nuance Communications, Inc.*	460,902
44,200	PROS Holdings, Inc.*	506,090
11,900	Quality Systems, Inc.	950,810
24,700	Sourcefire, Inc.*	669,370
		6,757,619
	Specialty Retail: 3.7%
60,600	Pep Boys - Manny, Moe & Jack	759,318
25,300	rue21, Inc.*	886,006
30,600	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,276,938
30,800	Zumiez, Inc.*	802,956
		3,725,218
	Textiles, Apparel & Luxury Goods: 0.8%
43,800	CROCS, Inc.*	773,070

	Trading Companies & Distributors: 0.8%
11,945	MSC Industrial Direct Co., Inc. - Class A	754,805

	TOTAL COMMON STOCKS
	(Cost $70,828,278)	96,846,088

		SHORT-TERM INVESTMENT: 3.3%
		Money Market Fund: 3.3%
3,265,162		Invesco Liquid Assets Portfolio - Institutional Class, 0.17%1	3,265,162
		TOTAL SHORT-TERM INVESTMENT
		(Cost $3,265,162)	3,265,162
		TOTAL INVESTMENTS IN SECURITIES: 99.9%
		(Cost $74,093,440)	100,111,250
		Other Assets in Excess of Liabilities: 0.1%	105,762
		TOTAL NET ASSETS: 100.0%	$100,217,012

*		Non-income producing security.
ADR		American Depository Receipt
	1	7-day yield as of February 28, 2011.

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows+:

Cost of investments			$75,450,165
Gross unrealized appreciation			27,709,156
Gross unrealized depreciation			(3,048,071)
Net unrealized appreciation			$24,661,085

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Stephens Small Cap Growth Fund
Summary of Fair Value Exposure at February 28, 2011 (Unaudited)

The Stephens Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2011:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$96,846,088	$-	$-	$96,846,088
Short-Term Investment	3,265,162	-	-	3,265,162
Total Investments in Securities	$100,111,250	$-	$-	$100,111,250

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date April 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date April 19, 2011

By (Signature and Title)*/s/ Patrick J. Rudnick
                                                  Patrick J. Rudnick, Treasurer

Date April 28, 2011

* Print the name and title of each signing officer under his or her signature.